ACCOUNTS RECEIVABLE - Summary of Accounts Receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 1,128	$ 970
Allowance for doubtful accounts	(57)	(61)	$ (57)
Accounts receivable, net	1,071	909
Accounts receivable - billed
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	459	432
Accounts receivable - unbilled
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 669	$ 538